Financial instruments - Additional Information (Detail) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of detailed information about financial instruments [line items]
Net assets denominated in foreign currencies	$ 28,175,000	$ 35,910,000
Cash and cash equivalents	5,956,000	14,455,000	$ 33,453,000	$ 44,371,000
Foreign currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Net assets denominated in foreign currencies	$ 578,937	$ 4,703,223
Foreign currency risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Hypothetical percentage change in risk	10.00%	10.00%
Foreign currency risk [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Hypothetical percentage change in risk	10.00%	10.00%
Foreign currency risk [member] | Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Hypothetical percentage change in risk	10.00%	10.00%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Hypothetical percentage change in risk	1.00%	1.00%
Favourable/adverse effect on profit before tax and equity	$ 59,000	$ 144,000